WORKERS COMPENSATION	6 Months Ended
Jun. 30, 2014
WORKERS COMPENSATION

NOTE 3. WORKERS COMPENSATION

The Company has agreements with various insurance carriers to provide workers compensation insurance coverage for worksite employees. Insurance carriers are responsible for administrating and paying claims. The Company is responsible for reimbursing each carrier up to a deductible limit per occurrence.

The following summarizes the activities in liability for unpaid claims and claims adjustment expenses (in thousands):

	Year Ended December 31,			Six Months Ended June 30, 2014
	2011	2012	2013
Liability for unpaid claims and claims adjustment expenses at beginning of period	$33,877	$42,732	$53,900	$58,610
Plans acquired through business combinations	—	7,971	481	—
Incurred related to:
Current year	24,353	23,230	26,401	25,798
Prior years	2,146	(3,344)	(3,319)	(685)

Total incurred	26,499	19,886	23,082	25,113

Paid related to:
Current year	(9,338)	(6,778)	(8,055)	(3,289)
Prior years	(8,306)	(9,911)	(10,798)	(4,774)

Total paid	(17,644)	(16,689)	(18,853)	(8,063)

Liability for unpaid claims and claims adjustment expenses at end of period	42,732	53,900	58,610	75,660
Other premiums and collateral liabilities	177	691	10,152	15,572

Total workers compensation liabilities at end of period	$42,909	$54,591	$68,762	$91,232

Current portion included in worksite employer-related liability	15,372	15,264	23,453	34,979

Long term portion	$27,537	$39,327	$45,309	$56,253

Under the terms of its agreements with its workers compensation insurance carriers, the Company collects and holds premiums in restricted accounts pending claims payments by the claims administrator. As of December 31, 2012, 2013 and June 30, 2014, such restricted amounts of $27.5 million, $21.5 million and $50.3 million, respectively, are presented as restricted cash and restricted investment within WSE-related assets in the accompanying consolidated balance sheets. In addition, at December 31, 2012, 2013 and June 30, 2014, $29.9 million, $37.0 million and $43.5 million, respectively, are presented as restricted long-term investments.